Contingencies - Capital commitments (Details) - Capital commitments ¥ in Thousands	9 Months Ended
Sep. 30, 2023 CNY (¥)
Unrecorded Unconditional Purchase Obligation [Line Items]
Commitments related to leasehold improvements and installation of equipment for hotel operations	¥ 27,700
Commitments related to leasehold improvements and installation of equipment for hotel operations, term (in years)	2 years